Other Current Financial Assets - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current financial assets	€ 2,209	€ 2,154
Derivative instruments
Disclosure of financial assets [line items]
Current financial assets	922	845
Short-term investments
Disclosure of financial assets [line items]
Current financial assets	87	130
Short-term investments - Antares
Disclosure of financial assets [line items]
Current financial assets	52	60
Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets	95	125
Legal deposits
Disclosure of financial assets [line items]
Current financial assets	71	82
Short-term credits, net of impairment provisions
Disclosure of financial assets [line items]
Current financial assets	1,102	877
Bank deposits
Disclosure of financial assets [line items]
Current financial assets	€ 972	€ 700